Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 2,385,846	$ 6,427,536
Interest-earning demand deposits in banks	1,717,586	3,184,102
Cash and cash equivalents	4,103,432	9,611,638
Interest-earning time deposits in banks	2,724,000
Available-for-sale securities:
Investment securities	64,294,937	55,264,976
Mortgage-backed securities	23,178,395	41,419,921
Other investments	62,223	73,766
Loans held for sale	539,000	235,600
Loans, net of allowance for loan losses of $2,919,594 and $2,956,264 at December 31, 2015 and 2014	193,039,879	184,718,612
Premises and equipment, net of accumulated depreciation of $6,126,823 and $5,742,785 at December 31, 2015 and 2014	4,728,157	4,945,983
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	330,981	176,671
Cash surrender value of life insurance	7,093,640	6,912,917
Interest receivable	1,715,676	1,713,243
Deferred income taxes	1,583,067	1,486,206
Mortgage servicing rights, net of valuation allowance of $47,354 and $56,969 as of December 31, 2015 and 2014	597,713	632,634
Goodwill	2,726,567	2,726,567
Other assets	811,007	892,118
Total assets	308,642,474	311,924,652
Deposits
Demand	31,426,710	30,976,025
Savings, NOW and money market	128,800,696	120,365,974
Time	79,054,524	94,599,563
Total deposits	239,281,930	245,941,562
Short-term borrowings	15,131,710	13,821,730
Deferred compensation	4,492,594	4,252,720
Advances from borrowers for taxes and insurance	990,917	962,762
Interest payable	118,335	166,052
Income taxes payable	49,291	200,781
Dividends Payable	1,934,834	143,959
Other liabilities	1,076,363	1,418,988
Total liabilities	$ 263,075,974	$ 266,908,554
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,791,513 - December 31, 2015 and 1,799,483 - December 31, 2014	$ 17,915	$ 17,995
Additional paid-in capital	13,664,914	13,900,743
Retained earnings	31,305,040	30,635,787
Accumulated other comprehensive income	790,341	711,483
Unallocated ESOP shares	(211,710)	(249,910)
Total stockholders' equity	45,566,500	45,016,098
Total liabilities and stockholders' equity	$ 308,642,474	$ 311,924,652